Short-Term Notes Payable - Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Jan. 02, 2019
Short-Term Notes Payable - Related Parties (Textual)
Total borrowings			$ 91,680	$ 249,000
Interest expense		$ 3,382